August 29, 2023

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:          Johnson Mutual Funds Trust

File Nos. 333-273154, 811-07254

Dear Sir/Madam:

On behalf of Johnson Mutual Fund Trust (the "Trust"), a registered investment company, we hereby submit, via electronic filing, an amended information statement/prospectus under the Securities Act of 1933, as amended, on Form N-14. The primary purpose of the amendment filing is to make conforming edits to respond to comments received from the SEC staff. The information statement/prospectus is filed in connection with the planned reorganization of the Johnson Fixed Income Fund into the Johnson Institutional Core Bond Fund, each a series of the Trust.

If you have any questions, please contact Andrew Davalla3 at (216) 566-5706.

Very truly yours,

/s/ Andrew Davalla
Andrew Davalla